Fair Value Measurements - Summary of fair value of Apexigen's marketable securities and the gross unrealized holding gains and losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 1,997	$ 12,921
Unrealized Gains	0	0
Unrealized Losses	0	(4)
Estimated Fair Value	1,997	12,917
U.S. treasury securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,997
Unrealized Gains	0
Unrealized Losses	0
Estimated Fair Value	1,997
Commercial paper [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		5,498
Unrealized Gains		0
Unrealized Losses		0
Estimated Fair Value		5,498
Corporate debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		4,515
Unrealized Gains		0
Unrealized Losses		(3)
Estimated Fair Value		4,512
Government debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		1,503
Unrealized Gains		0
Unrealized Losses		0
Estimated Fair Value		1,503
Asset backed securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		1,405
Unrealized Gains		0
Unrealized Losses		(1)
Estimated Fair Value		1,404
Cash [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	131	4,917
Unrealized Gains	0	0
Unrealized Losses	0	0
Estimated Fair Value	131	4,917
Money market funds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,671	18,526
Unrealized Gains	0	0
Unrealized Losses	0	0
Estimated Fair Value	14,671	18,526
Total cash and cash equivalents [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,802	23,443
Unrealized Gains	0	0
Unrealized Losses	0	0
Estimated Fair Value	$ 14,802	$ 23,443